Unaudited Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands		Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment		€ 1,876	€ 1,168	[1]
Intangible assets		381	312	[1]
Non-current investments		16,650	7,060	[1]
Other assets		167	129	[1]
Non-current assets		19,074	8,669	[1]
Current assets
Trade and other receivables		5,477	4,413	[1]
Current investments		37,077	34,043	[1]
Cash and cash equivalents		170,327	149,678	[1]
Current assets		212,881	188,134	[1]
Total assets		231,955	196,803	[1]
Shareholders' equity
Issued and paid-in capital		2,037	1,749	[1]
Share premium account		258,061	213,618	[1]
Accumulated loss		(167,226)	(158,775)	[1]
Total equity	[1]	92,872	56,592
Non-current liabilities
Deferred revenue		105,718	112,551	[1]
Current liabilities
Trade payables		5,433	2,855	[1]
Taxes and social security liabilities		100	243	[1]
Deferred revenue		16,972	15,935	[1]
Other liabilities and accruals		10,860	8,627	[1]
Current liabilities		33,365	27,660	[1]
Total liabilities		139,083	140,211	[1]
Total equity and liabilities		€ 231,955	€ 196,803	[1]

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.